SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.     SUBSEQUENT EVENTS

On November 11, 2020, the Company announced that the Board of Directors has approved a US$50 million share repurchase program, effective from November 20, 2020 and expiring on November 19, 2021.

The COVID-19 pandemic has resulted in quarantines, travel restrictions in most parts of the world and the temporary closure of certain public services. While the pandemic has been mostly under control in China, the pandemic may continue to affect the Group's overseas related businesses and its financial condition and operating results for fiscal year 2021, including but not limited to negative impact to the Group's total revenues and growth outlook or impairment to the Group's long-lived assets, long term investments and others.